Taxes - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax	kr (9,588)	kr (2,215)	kr (2,785)
Effective tax rate	25.00%	85.60%	(11.90%)
Deferred tax assets	kr 16,851	kr 24,412
Tax loss carry-forwards	23,153	25,354
Unrecognized tax loss carry forwards	10,757	11,025
Unrecognized tax loss carry forwards, tax value	2,308	2,399
Unrecognized deferred tax credits tax value	946	(1,114)
Recognized deferred tax credits tax value	2,042	(5,027)
Non-tax deductible goodwill impairment test		15,100
Other comprehensive income (loss) totals	(2,375)	624	kr (494)
Current tax	8,828	6,461	kr 4,289
Other comprehensive income [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Other comprehensive income (loss) totals	(2,369)	(507)
Current tax	(6)	(117)
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 5,070	5,603
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate	20.60%
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets	kr 3,711	kr 3,815